UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Curran Investment Management
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Deborah L. Rojas
Title:     Chief Compliance Officer
Phone:     (518) 391-4270

Signature, Place, and Date of Signing:

       /s/ Deborah L. Rojas     Albany, NY     August 14, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $121,598 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     8039   184335 SH       SOLE                   183580               755
ADOBE SYS INC                  COM              00724F101     1900    62595 SH       SOLE                    62595
ALCON INC                      COM SHS          H01301102      508     5150 SH       SOLE                                       5150
AMERICAN EXPRESS CO            COM              025816109     2129    40000 SH       SOLE                                      40000
AMGEN INC                      COM              031162100      361     5540 SH       SOLE                     5355               185
APOLLO GROUP INC               CL A             037604105      518    10020 SH       SOLE                    10020
AUTOMATIC DATA PROCESSING IN   COM              053015103      302     6660 SH       SOLE                                       6660
BECTON DICKINSON & CO          COM              075887109      953    15590 SH       SOLE                    15590
BED BATH & BEYOND INC          COM              075896100     6733   202979 SH       SOLE                   202134               845
BIOMET INC                     COM              090613100     1906    60910 SH       SOLE                    60910
CAPITAL ONE FINL CORP          COM              14040H105      912    10675 SH       SOLE                    10675
CISCO SYS INC                  COM              17275R102     9204   471263 SH       SOLE                   438093             33170
CITIGROUP INC                  COM              172967101      618    12810 SH       SOLE                      565             12245
DANAHER CORP DEL               COM              235851102     2144    33330 SH       SOLE                    33330
DELL INC                       COM              24702R101     1384    56563 SH       SOLE                    56563
DIONEX CORP                    COM              254546104      223     4075 SH       SOLE                     4075
EXXON MOBIL CORP               COM              30231G102      713    11616 SH       SOLE                                      11616
FOREST LABS INC                COM              345838106      460    11890 SH       SOLE                    11890
GARMIN LTD                     ORD              G37260109      331     3140 SH       SOLE                     3140
GENERAL ELECTRIC CO            COM              369604103      974    29550 SH       SOLE                                      29550
HARLEY DAVIDSON INC            COM              412822108     2632    47944 SH       SOLE                    47619               325
JOHNSON & JOHNSON              COM              478160104     8128   135646 SH       SOLE                   135096               550
LEXMARK INTL NEW               CL A             529771107      282     5045 SH       SOLE                     5045
MCGRAW HILL COS INC            COM              580645109     3231    64315 SH       SOLE                    54080             10235
MORGAN STANLEY                 COM NEW          617446448      287     4540 SH       SOLE                                       4540
NOKIA CORP                     SPONSORED ADR    654902204    10703   528288 SH       SOLE                   493593             34695
ORACLE CORP                    COM              68389X105     3593   247945 SH       SOLE                   246460              1485
PAYCHEX INC                    COM              704326107     7612   195285 SH       SOLE                   179710             15575
PEPSICO INC                    COM              713448108    10159   169206 SH       SOLE                   159911              9295
PFIZER INC                     COM              717081103     1213    51680 SH       SOLE                    33110             18570
PROCTER & GAMBLE CO            COM              742718109      611    10992 SH       SOLE                      450             10542
SEI INVESTMENTS CO             COM              784117103     1987    40660 SH       SOLE                    40340               320
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308     3267   135040 SH       SOLE                   135040
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803      633    31125 SH       SOLE                    31125
SLM CORP                       COM              78442P106     9302   175772 SH       SOLE                   175047               725
STAPLES INC                    COM              855030102      969    39815 SH       SOLE                    39815
WALGREEN CO                    COM              931422109     2854    63650 SH       SOLE                    49205             14445
WELLS FARGO & CO NEW           COM              949746101     9308   138761 SH       SOLE                   135871              2890
WRIGLEY WM JR CO               COM              982526105     3664    80775 SH       SOLE                    79976               799
ZIMMER HLDGS INC               COM              98956P102      851    15000 SH       SOLE                                      15000